Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Sep. 23, 2014
Document Effective Date	Sep. 26, 2014
Prospectus Date	Sep. 26, 2014
M.D. Sass Equity Income Plus Fund | M.D. Sass Equity Income Plus Fund - Institutional Class
Risk/Return:
Trading Symbol	MDEIX
M.D. Sass Equity Income Plus Fund | M.D. Sass Equity Income Plus Fund - Retail Class
Risk/Return:
Trading Symbol	MDEPX
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	MDSIX
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund - Retail Class Shares
Risk/Return:
Trading Symbol	MDSHX